Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Maximum	Dec. 31, 2013 Commitments to extend credit	Dec. 31, 2013 Credit card lines	Dec. 31, 2013 Standby letters of credit	Dec. 31, 2013 Commercial letters of credit	Dec. 31, 2013 Unsecured letters of credit	Dec. 31, 2012 Unsecured letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks		$ 1,715,365,000	$ 61,120,000	$ 108,683,000	$ 21,434,000
Guarantee obligations, maximum exposure						108,683,000
Unsecured letters of credit						$ 42,503,000	$ 28,383,000
Credit risk commitment, maximum expiration date	1 year